Employee benefits	6 Months Ended
Jun. 30, 2025
Employee Benefits
Employee benefits

27. Employee benefits

		Current liabilities		Non-current liabilities
	Notes	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
Payroll, related charges and other remunerations		699	934	—	–
Charges related to share-based payments	27(a)	30	16	—	–
Employee post retirement obligation	27(b)	61	62	1,170	1,118
		790	1,012	1,170	1,118

a) Share-based payments

For the long-term incentive programs, the Company compensation plans includes Matching Program and Performance Share Unit program (“PSU”), with three-year-vesting cycles, respectively, with the aim of encouraging employee’s retention and encouraging their performance. The fair value of the programs is recognized on a straight-line basis on equity, with a corresponding entry in the income statement, over the three-year required service period, net of estimated losses. The charges related to these programs are recorded in liabilities as “Employee benefits”.

Matching Program

The fair value of the Matching program was estimated using the Company's share price and ADR and the number of shares granted on the grant date. The information by valid programs during the six-month period ended June 30, 2025 is shown below:

	2025 Program	2024 Program	2023 Program
Granted shares	2,453,783	2,244,659	1,330,503
Share price	10.13	12.02	15.94

Performance Shares Units (“PSU”)

The fair value of the PSU program was measured by estimating the performance factor using Monte Carlo simulations for the Return to Shareholders Indicator and health and safety and sustainability indicators. The assumptions used for the Monte Carlo simulations are shown in the table below by valid program during the six-month period ended June 30, 2025, as well as the result used to calculate the expected value of the total performance factor.

	2025 Program	2024 Program	2023 Program
Granted shares	1,973,979	1,873,175	1,177,755
Date shares were granted	May 06, 2025	April 29, 2024	January 2, 2023
Share price	9.31	12.49	16.60
Expected volatility	33.82%	35.60%	48.33%
Expected term (in years)	3	3	3
Expected shareholder return indicator	87.67%	66.95%	72.42%
Expected performance fator	93.83%	87.71%	69.17%

b) Employee post-retirement obligation

Reconciliation of assets and liabilities recognized in the statement of financial position

	June 30, 2025		December 31, 2024
	Overfunded pension plans	Underfunded pension plans and other benefits	Overfunded pension plans	Underfunded pension plans and other benefits
Movements of assets ceiling
Balance at beginning of the period	860	–	1,071	–
Interest income	31	–	69	–
Changes on asset ceiling	41	–	(76)	–
Translation adjustment	105	–	(204)	–
Balance at end of the period	1,037	–	860	–

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(3,554)	(2,036)	(3,346)	(1,923)
Fair value of assets	4,707	805	4,316	743
Effect of the asset ceiling	(1,037)	–	(860)	–
Assets (liabilities)	116	(1,231)	110	(1,180)

Current liabilities	10	(61)	–	(62)
Non-current assets (liabilities) (i)	106	(1,170)	110	(1,118)
Assets (liabilities)	116	(1,231)	110	(1,180)

(i) Overfunded pension plans assets are recorded as “Other non-current assets” in the balance sheet.